SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Gross Profit	$ 2,157,000	$ 1,997,000	$ 7,778,000	$ 8,973,000
Pre Tax Income (Loss)	(2,851,000)	(3,367,000)	(6,176,000)	(5,831,000)
Benefit from Income Taxes	29,000	(1,320,000)	(170,000)	(2,102,000)
Assets	76,265,000		76,265,000		$ 82,800,000
COMPLEX MACHINING
Net Sales	10,198,000	9,254,000	30,562,000	27,022,000
Gross Profit	1,449,000	1,476,000	5,289,000	5,898,000
Pre Tax Income (Loss)	(90,000)	(963,000)	(383,000)	(856,000)
Assets	44,362,000	54,159,000	44,362,000	54,159,000
AEROSTRUCTURES AND ELECTRONICS
Net Sales	5,431,000	3,738,000	14,484,000	14,939,000
Gross Profit	775,000	674,000	2,735,000	3,068,000
Pre Tax Income (Loss)	(539,000)	(893,000)	(1,470,000)	(1,832,000)
Assets	19,722,000	19,562,000	19,722,000	19,562,000
TURBINE ENGINE COMPONENTS
Net Sales	1,649,000	2,718,000	5,469,000	8,296,000
Gross Profit	(67,000)	(153,000)	(246,000)	7,000
Pre Tax Income (Loss)	(614,000)	(1,248,000)	(2,110,000)	(2,900,000)
Assets	11,220,000	17,645,000	11,220,000	17,645,000
CORPORATE
Net Sales	0	0	0	0
Gross Profit	0	0	0	0
Pre Tax Income (Loss)	(1,608,000)	(263,000)	(2,213,000)	(243,000)
Assets	961,000	574,000	961,000	574,000
CONSOLIDATED
Net Sales	17,278,000	15,710,000	50,515,000	50,257,000
Gross Profit	2,157,000	1,997,000	7,778,000	8,973,000
Pre Tax Income (Loss)	(2,851,000)	(3,367,000)	(6,176,000)	(5,831,000)
Benefit from Income Taxes	(29,000)	1,320,000	170,000	2,102,000
Net Loss	(2,880,000)	(2,047,000)	(6,006,000)	(3,729,000)
Assets	$ 76,265,000	$ 91,940,000	$ 76,265,000	$ 91,940,000